Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 31,117	₩ 30,233
Current financial assets at amortized costs	21,663	20,418
Non-current financial assets at amortized costs	9,454	9,815
Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	31,117	30,233
Current financial assets at amortized costs	21,663	20,418
Non-current financial assets at amortized costs	9,454	9,815
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,423	1,160
Government bonds | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,423	1,160
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	29,694	29,073
Others | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 29,694	₩ 29,073